                          MARTIN CURRIE BUSINESS TRUST
                          GLOBAL EMERGING MARKETS FUND








                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2000

                                   (Unaudited)

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


OBJECTIVE        Long-term capital appreciation through active
                 management of a diversified portfolio of equities in countries with emerging markets and developing economies.

LAUNCH DATE      February 14, 1997

FUND SIZE        $132.9m

PERFORMANCE      Total return from May 1, 1999 through October 31, 2000

                 o    MCBT - Global Emerging Markets Fund
                      (excluding all transaction fees)                   -20.1%

                 o    Morgan Stanley Capital International -
                      Emerging Markets Free Index                        -19.9%

                 Annualized total return from February 14, 1997
                 through April 30, 2000

                 o MCBT - Global Emerging Markets Fund (excluding
                   all transaction fees)                                 - 5.1%

                 o MCBT - Global Emerging Markets Fund
                   (including all transaction fees)                      - 5.3%

                 o Morgan Stanley Capital International -
                   Emerging Markets Free Index                           - 7.2%







                                       1

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                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)

PORTFOLIO                     Over the six months ended October 31, 2000 the
COMMENTS                      fund lost 20.1%, compared to a fall of 19.9% from
                              the MSCI Emerging Markets Free index. As the performance indicates, this has been a particularly challenging time for emerging markets with few places to hide. Uncertainty about the slowdown in the US economy has continued, leading to increased risk aversion on the part of global investors.

                              In relative terms, our fund suffered from a bias towards higher liquidity, higher Beta stocks, particularly in the technology and telecom areas. But we compensated for this, in part, with good asset allocation. In particular, our underweight position in Asia and overweight position in Latin America were very helpful.

                              Within Asia, we reduced our holdings in South Korea and Taiwan to very low levels. We anticipated that these markets would be affected seriously by any slowdown in US imports. We also avoided the smaller ASEAN markets. Our only consistent overweight position within the region was China, which outperformed in relative terms. But our stock selection detracted from our performance, particularly in India and Taiwan

                              Within EMEA, our asset allocation was broadly neutral. Both Israel and South Africa were relative outperformers. But because of our stock selection, we did not fully benefit from these. In particular, we did not own two relatively large index stocks in Israel - Check Point and Teva - which rose by more than 50%. In South Africa, Softline disappointed, and was down by 60%.

                              In Latin America, the larger markets of Brazil and Mexico outperformed the rest of the region. Liquidity and visibility remained key requirements for investors. We benefited from being overweight to both of these markets. Our stock selection in Brazil benefited from our holdings in the banking sector, and in the energy sector. Petrobras and Embraer were notable winners. Our stock selection in Mexico was dragged down by Telmex, where earnings disappointed, and by our media holdings in Televisa and TV Azteca.

                              OUTLOOK

                              The severe sell-off in emerging markets has brought back valuations not seen since the aftermath of the Asian crisis. Indicators of risk aversion, such as US high-yield spreads, suggest that it is reaching its peak. Meanwhile, domestic fundamentals have remained remarkably robust in several areas most notably Brazil, Mexico, China and the convergence markets of emerging Europe. Specific problem areas such as Argentina and, potentially, Turkey should remain localised. Conditions are therefore supportive of a strong rebound in the next six months, once visibility towards the US economy improves.


INVESTMENT                    Jean de Bolle joined Martin Currie as head of
MANAGER PROFILE               emerging markets in January 2000 from Global
                              Asset Management where he was senior
                              portfolio manager. He had previously worked for Goldman Sachs in Hong Kong, Foreign and Colonial
                              Emerging Markets, where he was deputy chief investment officer, and National Economic Research
                              Associates. Jean is a member of the International
                              Strategy Group.





                                       2

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                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 2000 (Unaudited)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET ALLOCATION
(% of net assets)


/ / Pacific Basin - 22%
/ / Latin America - 25%
/ / Europe - 20%
/ / Other Areas - 3%
/ / Africa - 7%
/ / Middle East - 11%
/ / ST Investment - 3%
/ / North America - 2%
/ / Other Net Assets - 7%


TOP TEN HOLDINGS
BY REGION/COUNTRY

                                                                                                   % OF NET ASSETS
                             EUROPE

                             Lukoil, ADR                                   (Russia)                       2.1
                             Surgutneftegaz, ADR                           (Russia)                       2.0

                             LATIN AMERICA

                             Telefonos de Mexico, ADR                      (Mexico)                       5.2
                             Petrobras Petroleo Brasileiro SA, preferred   (Brazil)                       2.2

                             MIDDLE EAST

                             Near East Opportunities Fund                  (Investment Companies)         3.1
                             Orbotech                                      (Israel)                       2.0


                             PACIFIC BASIN

                             PetroChina                                    (China)                        3.3
                             China Unicom, ADR                             (Hong Kong)                    2.8
                             Bank of East Asia                             (Hong Kong)                    2.4
                             SK Telecom                                    (South Korea)                  2.2


                                       3

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                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)


                                                                                            SHARES               VALUE
COMMON AND PREFERRED STOCKS AND WARRANTS - 89.6%
AFRICA - 7.2%
     SOUTH AFRICA - 7.2%
       ANGLO AMERICAN PLATINUM                                                              35,650        $     1,390,792
       BARLOWORLD #                                                                        240,000              1,253,686
       BOE                                                                               1,500,000                763,717
       COMPAREX                                                                            780,000                994,380
       DE BEERS                                                                             76,500              2,104,289
       SANLAM                                                                              730,000                757,832
       SASOL                                                                               185,000              1,416,546
       SOFTLINE*  #                                                                      2,200,000                913,551
                                                                                                          ---------------
         TOTAL SOUTH AFRICA - (COST $13,296,089)                                                                9,594,793
                                                                                                          ---------------
TOTAL AFRICA - (Cost  $13,296,089)                                                                              9,594,793
                                                                                                          ---------------

EUROPE - 20.4%
     CZECH REPUBLIC - 0.3%
       CESKE RADIOKOMUNIKACE*                                                               12,000                451,500
                                                                                                          ---------------

         TOTAL CZECH REPUBLIC - (COST $396,786)                                                                   451,500
                                                                                                          ---------------

     FRANCE - 4.0%
       CREDIT AGRICOLE INDOSUEZ, WARRANTS 01/25/01*                                         10,000              1,530,452
       CREDIT AGRICOLE INDOSUEZ, WARRANTS 10/19/01*                                         36,000              1,211,758
       INFOSYSTEMS TECHNOLOGIES*                                                             8,500              1,300,884
       RELIANCE INDUSTRIES*                                                                200,000              1,294,268
                                                                                                          ---------------

         TOTAL FRANCE - (COST $5,689,731)                                                                       5,337,362
                                                                                                          ---------------

     GREECE - 4.7%
       ALPHA BANK                                                                           43,000              1,589,289
       COMMERCIAL BANK OF GREECE                                                            33,000              1,475,747
       NATIONAL BANK OF GREECE                                                              50,000              1,900,490
       PANAFON HELLENIC TELECOM                                                             75,000                623,188
       STET HELLAS TELECOMMUNICATIONS, ADR*                                                 43,750                634,375
                                                                                                          ---------------

         TOTAL GREECE - (COST $7,411,567)                                                                       6,223,089
                                                                                                          ---------------

     HUNGARY - 0.7%
       MATAV RT., ADR                                                                       38,700                909,450
                                                                                                          ---------------

         TOTAL HUNGARY - (COST $1,063,800)                                                                        909,450
                                                                                                          ---------------

     POLAND - 1.2%
       POLSKI KONCERN NAFTOWY ORLEN, GDR, 144A                                             205,000              1,588,750
                                                                                                          ---------------

         TOTAL POLAND - (COST $1,910,600)                                                                       1,588,750
                                                                                                          ---------------

See notes to financial statements.
                                       4

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)


                                                                                            SHARES               VALUE
     RUSSIA - 5.5%
       LUKOIL, ADR                                                                          52,000        $     2,808,000
       MOBILE TELESYSTEMS, ADR*                                                             70,000              1,933,750
       SURGUTNEFTEGAZ, ADR                                                                 197,000              2,610,250
                                                                                                          ---------------

         TOTAL RUSSIA - (COST $6,561,641)                                                                       7,352,000
                                                                                                          ---------------

     TURKEY - 4.0%
       HURRIYET GAZETECILIK VE MATBAACILIK                                             127,217,800              1,528,511
       TURKIYE GARANTI BANKASI                                                         110,240,000              1,130,692
       VESTEL                                                                            6,150,000              1,261,566
       YAPI VE KREDI BANKASI                                                           103,994,000                899,015
       YAZICILAR OTOMOTIV, CLASS A                                                       8,433,000                469,540
                                                                                                          ---------------

         TOTAL TURKEY - (COST $5,799,772)                                                                       5,289,324
                                                                                                          ---------------

TOTAL EUROPE - (COST  $28,833,897)                                                                             27,151,475
                                                                                                          ---------------

LATIN AMERICA - 24.5%
     BRAZIL - 10.7%
       BANCO ITAU, PREFERRED                                                             9,439,566                734,298
       COMPANHIA BRASILEIRA DE DISTRIBUICAO, PREFERRED, ADR                                 23,300                830,063
       COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO                             7,001,615                630,842
       COMPANHIA PARANAENSE DE ENERGIA-COPEL                                               135,000              1,223,437
       EMBRAER, PREFERRED, ADR                                                              34,200                989,662
       EMBRATEL PARTICIPACOES, PREFERRED                                                    98,500              1,594,469
       PETROBRAS                                                                           112,410              2,980,131
       PETROLEO BRASILEIRO, ADR*                                                            46,000              1,336,875
       TELE CELULAR SUL PARTICIPACOES, PREFERRED, ADR                                       35,000                881,563
       TELE NORTE LESTE PARTICIPACOES                                                       41,231                912,236
       TELESP CELULAR PARTICIPACOES                                                         28,000                885,500
       UNIBANCO - UNIAO DE BANCOS BRASILEIROS, GDR                                          49,400              1,247,350
                                                                                                          ---------------

         TOTAL BRAZIL - (COST $13,610,519)                                                                     14,246,426
                                                                                                          ---------------

     MEXICO - 13.8%
       ALFA, CLASS A, SERIES A                                                             158,000                316,578
       CEMEX, ADR, SERIES B                                                                 27,562                582,247
       FOMENTO ECONOMICO MEXICANO, ADR                                                      22,500                859,219
       GRUPO AEROPORTUARIO DEL SURESTE, ADR, SERIES B*                                       7,000                104,125
       GRUPO CARSO, SERIES Al*                                                             155,000                481,412
       GRUPO FINANCIERO BANCOMER, SERIES O*                                              1,400,000                866,719
       GRUPO IUSACELL, ADR*                                                                 32,000                416,000


See notes to financial statements.
                                       5

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                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)


                                                                                            SHARES               VALUE
MEXICO - (CONTINUED)
       GRUPO MODELO, SERIES C                                                              780,000        $     2,080,000
       GRUPO TELEVISA, ADR*                                                                 33,000              1,786,125
       NUEVA GRUPO MEXICO, SERIES B*                                                       199,000                661,773
       TELEFONOS DE MEXICO, ADR                                                            127,100              6,855,456
       TV AZTECA, ADR                                                                       67,000                837,500
       WAL-MART DE MEXICO, SERIES V*                                                     1,010,653              2,430,852
                                                                                                          ---------------

         TOTAL MEXICO - (COST $16,570,165)                                                                     18,278,006
                                                                                                          ---------------

TOTAL LATIN AMERICA - (COST  $30,180,684)                                                                      32,524,432
                                                                                                          ---------------

MIDDLE EAST - 11.4%
     EGYPT - 0.2%
       EFG HERMES HOLDING SAE, GDR, 144A #                                                 160,035                316,069
                                                                                                          ---------------

         TOTAL EGYPT - (COST $522,763)                                                                            316,069
                                                                                                          ---------------

     ISRAEL - 8.1%
       AUDIOCODES*                                                                          28,000              1,107,750
       CHECK POINT SOFTWARE TECHNOLOGIES*                                                    9,000              1,425,375
       IDB DEVELOPMENT                                                                      26,585                922,992
       NICE SYSTEMS, ADR*                                                                   34,700              1,622,225
       ORBOTECH*                                                                            49,200              2,604,525
       RADVISION*                                                                           43,500                962,438
       TEVA PHARMACEUTICAL, ADR                                                             15,000                886,875
       ZORAN*                                                                               23,500              1,177,938
                                                                                                          ---------------
         TOTAL ISRAEL - (COST $10,284,706)                                                                     10,710,118
                                                                                                          ---------------

     INVESTMENT COMPANIES - 3.1%
       NEAR EAST OPPORTUNITIES FUND (b)                                                    260,000              4,082,000
                                                                                                          ---------------

         TOTAL INVESTMENT COMPANIES - (COST $4,028,450)                                                         4,082,000
                                                                                                          ---------------

TOTAL MIDDLE EAST - (COST  $14,835,919)                                                                        15,108,187
                                                                                                          ---------------

NORTH AMERICA - 1.1%
     UNITED STATES - 1.1%
       COREVEST PARTNERS INTERNATIONAL*  #                                                     495              1,500,000
                                                                                                          ---------------

         TOTAL UNITED STATES - (COST $1,500,000)                                                                1,500,000
                                                                                                          ---------------

TOTAL NORTH AMERICA - (COST  $1,500,000)                                                                        1,500,000
                                                                                                          ---------------


See notes to financial statements.
                                       6

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)


                                                                                            SHARES               VALUE
OTHER AREAS - 3.2%
     INDIA - 1.2%
       WIPRO, ADR*                                                                          30,300        $     1,594,538
                                                                                                          ---------------

         TOTAL INDIA - (COST $1,333,930)                                                                        1,594,538
                                                                                                          ---------------

     INVESTMENT COMPANIES - 2.0%
       INDIAN OPPORTUNITIES FUND* (a)                                                      243,000              2,602,530
                                                                                                          ---------------
         TOTAL INVESTMENT COMPANIES - (COST $2,022,660)                                                         2,602,530
                                                                                                          ---------------

TOTAL OTHER AREAS - (COST  $3,356,590)                                                                          4,197,068
                                                                                                          ---------------

PACIFIC BASIN - 21.8%
     CHINA - 4.8%
       CHINA PETROLEUM AND CHEMICAL (SINOPEC), CLASS H*                                  9,820,000              1,926,477
       PETROCHINA                                                                       21,000,000              4,415,951
                                                                                                          ---------------

         TOTAL CHINA - (COST $6,073,297)                                                                        6,342,428
                                                                                                          ---------------

     HONG KONG - 8.1%
       BANK OF EAST ASIA                                                                 1,400,000              3,159,380
       CHINA MOBILE (HONG KONG)*                                                           272,000              1,743,813
       CHINA UNICOM, ADR*                                                                  181,590              3,722,595
       DENWAY MOTORS*                                                                   13,663,000              2,207,383
                                                                                                          ---------------

         TOTAL HONG KONG - (COST $11,977,911)                                                                  10,833,171
                                                                                                          ---------------

     INDONESIA - 0.0%
       PT BANK PAN INDONESIA, TBK, WARRANTS 7/08/2002*                                   5,124,000                 20,803
       PT TELEKOMUNIKASI INDONESIA, ADR                                                        720                  3,780
                                                                                                          ---------------

         TOTAL INDONESIA - (COST $8,668)                                                                           24,583
                                                                                                          ---------------

     MALAYSIA - 0.3%
       KONSORTIUM LOGISTIK BERHAD                                                          532,000                390,600
                                                                                                          ---------------

         TOTAL MALAYSIA - (COST $726,527)                                                                         390,600
                                                                                                          ---------------

     SOUTH KOREA - 4.8%
       KOREA ELECTRIC POWER                                                                 37,400                835,130
       LOCUS                                                                                37,237                838,037
       SAMSUNG ELECTRONICS                                                                  14,300              1,791,429
       SK TELECOM                                                                           13,679              2,916,182
                                                                                                          ---------------

         TOTAL SOUTH KOREA - (COST $7,120,206)                                                                  6,380,778
                                                                                                          ---------------


See notes to financial statements.
                                       7

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                    OCTOBER 31, 2000 (Unaudited)


                                                                                            SHARES               VALUE
     TAIWAN - 2.6%
       CATHAY LIFE INSURANCE                                                               399,000        $       716,471
       COMPAL ELECTRONICS                                                                        1                      1
       QUANTA COMPUTER                                                                     199,000                677,709
       SYNNEX TECHNOLOGY INTERNATIONAL                                                     312,000                656,842
       TAIWAN SEMICONDUCTOR MANUFACTURING                                                  408,000              1,237,895
       UNITED WORLD CHINESE COMMERCIAL BANK                                                254,903                165,726
                                                                                                          ---------------

         TOTAL TAIWAN - (COST $3,451,968)                                                                       3,454,644
                                                                                                          ---------------

     INVESTMENT COMPANIES - 1.2%
       THE CHINA HEARTLAND FUND* # (b)                                                     184,944              1,610,862
                                                                                                          ---------------

         TOTAL INVESTMENT COMPANIES - (COST $1,000,000)                                                         1,610,862
                                                                                                          ---------------

TOTAL PACIFIC BASIN - (COST  $30,358,577)                                                                      29,037,066
                                                                                                          ---------------

TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS - (COST $122,361,756) +                                        119,113,021
                                                                                                          ---------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT
SHORT TERM INVESTMENT - 3.1%
       STATE STREET BANK AND TRUST, 5.500%, 11/01/2000 (c)                            $  4,106,000              4,106,000
                                                                                                          ---------------

TOTAL SHORT TERM INVESTMENT - (COST $4,106,000)                                                                 4,106,000
                                                                                                          ---------------

TOTAL INVESTMENTS - (COST $126,467,756) - 92.7%                                                               123,219,021
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 7.3%                                                     9,686,275
                                                                                                          ---------------

NET ASSETS - 100.0%                                                                                       $   132,905,296
                                                                                                          ---------------
                                                                                                          ---------------

# Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.
*      Non-income producing security.
144A   Securities exempt from registration under Rule 144A of the Securities
       Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)    The Indian Opportunities Fund is managed by Martin Currie Bermuda
       Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities and China Heartland Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 10/31/2000, $4,106,000 par due 11/1/2000, is collateralized by United States Treasury Bond, 6.25%, due 8/15/2023 with a market value of $4,193,312.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Aerospace 0.7%, Auto Parts 1.7%, Banks 9.8%, Breweries 1.6%, Broadcasting 2.3%, Cement 0.4%, Commercial Services 0.1%, Computers 1.3%, Computers Services 1.8%, Conglomerates 1.6%, Diversified 5.7%, Drugs & Health Care 0.7%, Electric Utilities 1.5%, Electronics 5.6%, Financial Services 4.1%, Food & Beverages 0.6%, Insurance 1.1%, Investment Companies 6.2%, Mining 1.5%, Newspapers 1.2%, Oil & Gas 14.4%, Retail Trade 1.8%, Semi-Conductor Manufacturing Equipment 0.9%, Software 1.7%, Telecommunications 20.8%, Water Utilities 0.5%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.



See notes to financial statements.
                                       8

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                    OCTOBER 31, 2000 (Unaudited)

ASSETS

    Investments in securities, at value (cost $122,361,756) (Note B)                                    $     119,113,021

    Investments in repurchase agreements, at value (Note B)                                                     4,106,000
                                                                                                        -----------------

           Total Investments                                                                                  123,219,021

    Cash                                                                                                              869

    Foreign currency, at value (cost $4,798,241) (Note B)                                                       4,779,840

    Receivable for investments sold                                                                             5,782,872

    Dividend and interest receivable                                                                              243,018

    Foreign tax reclaims receivable                                                                                    87

    Deferred Organization expense                                                                                   3,248
                                                                                                        -----------------

       TOTAL ASSETS                                                                                           134,028,955
                                                                                                        -----------------

LIABILITIES

    Payable for investments purchased                                                                             736,115

    Payable for currency purchased                                                                                    847

    Management fee payable (Note C)                                                                               294,594

    Administration fee payable (Note C)                                                                             8,545

    Trustees fees payable (Note C)                                                                                  1,575

    Accrued expenses and other liabilities                                                                         81,983
                                                                                                        -----------------

       TOTAL LIABILITIES                                                                                        1,123,659
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     132,905,296
                                                                                                        -----------------
                                                                                                        -----------------

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     137,745,558

    Distributions in excess of net investment income                                                           (2,655,878)

    Accumulated net realized gain on investment and foreign currency transactions                               1,097,296

    Net unrealized depreciation on investments and foreign currency translations                               (3,281,680)
                                                                                                        ------------------

TOTAL NET ASSETS                                                                                        $     132,905,296
                                                                                                        -----------------
                                                                                                        -----------------

NET ASSET VALUE PER SHARE                                                                               $            7.89
($132,905,296 / 16,843,280 shares of beneficial interest outstanding)                                   -----------------
                                                                                                        -----------------



See notes to financial statements.
                                       9

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
                                   SIX MONTHS ENDED OCTOBER 31, 2000 (Unaudited)

INVESTMENT INCOME

    Interest income                                                                                     $          201,056

    Dividend income                                                                                                984,867

    Foreign taxes withheld                                                                                        (161,469)
                                                                                                         -----------------

       TOTAL INVESTMENT INCOME                                                                                   1,024,454
                                                                                                         -----------------

EXPENSES

    Management fee (Note C)                                                                                        578,691

    Custodian fee                                                                                                  143,528

    Administration fee (Note C)                                                                                     59,611

    Audit fee                                                                                                       12,602

    Legal fees                                                                                                       4,538

    Transfer agent fee                                                                                               2,860

    Trustees fees (Note C)                                                                                           1,895

    Amortization of deferred organization expenses (Note B)                                                          1,284

    Miscellaneous expenses                                                                                           9,340
                                                                                                         -----------------

       TOTAL EXPENSES                                                                                              814,349
                                                                                                         -----------------

NET INVESTMENT INCOME                                                                                              210,105
                                                                                                         -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized loss on investments                                                                            (14,238,959)

    Net realized loss on foreign currency transactions                                                             (320,042)

    Net unrealized depreciation on:

       Investments                                                                                              (19,134,041)

       Foreign currency translations                                                                                    (12)
                                                                                                         ------------------

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                       (33,693,054)
                                                                                                         ------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                               $      (33,482,949)
                                                                                                         ------------------
                                                                                                         ------------------



See notes to financial statements.
                                       10

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months Ended        Year
                                                                                  October 31, 2000        Ended
                                                                                    (Unaudited)       April 30, 2000
                                                                                ------------------    --------------
NET ASSETS, beginning of period                                                   $   166,388,245    $   131,628,560
                                                                                  ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                                 210,105            495,609

    Net realized gain (loss) on investment transactions                               (14,238,959)        39,280,611

    Net realized loss on foreign currency transactions                                   (320,042)          (369,500)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                    (19,134,041)        (6,425,144)

       Foreign currency translations                                                          (12)            12,901
                                                                                  ----------------   ---------------

    Net increase (decrease) in net assets from operations                             (33,482,949)        32,994,477
                                                                                  ----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                                       --                --

    In excess of net investment income                                                          --                --

    Net realized gains                                                                          --        (2,061,935)
                                                                                  ----------------   ---------------
    Total distributions                                                                         --        (2,061,935)
                                                                                  ----------------   ---------------
CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                           --         1,908,468

    Reinvestment of dividends and distributions to shareholders                                 --         2,061,935

    Cost of shares repurchased                                                                  --          (143,260)
                                                                                  ----------------   ---------------
    Total increase in net assets from capital share transactions                                --         3,827,143
                                                                                  ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (33,482,949)       34,759,685
                                                                                  ----------------   ---------------
                                                                                  ----------------   ---------------

NET ASSETS, end of period (includes distributions in excess of net                $   132,905,296    $   166,388,245
  investment income of ($2,655,878) and ($2,865,983), respectively)               ----------------   ---------------
                                                                                  ----------------   ---------------

OTHER INFORMATION:

Capital Share transactions:

    Shares sold                                                                                 --           234,164

    Shares issued in reinvestment of distributions to shareholders                              --           192,345

    Less shares repurchased                                                                     --          (16,354)
                                                                                  ----------------   ---------------
    Net share transactions                                                                      --           410,155
                                                                                  ----------------   ---------------
                                                                                  ----------------   ---------------

See notes to financial statements.
                                       11

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
                                          FOR A SHARE OUTSTANDING FOR THE PERIOD

                                              Six Months
                                                 Ended            Year               Year            Year        February 14, 1997*
                                           October 31, 2000       Ended              Ended           Ended            through
                                              (Unaudited)     April 30, 2000(4)  April 30, 1999  April 30, 1998    April 30, 1997
                                           ----------------  ------------------  --------------  --------------  ------------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $       9.880     $         8.010     $      8.990    $    10.020      $       10.000
                                            -------------     ---------------     ------------    -----------      --------------

Net investment income                               0.012               0.030            0.081          0.004               0.055

Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                                  (2.002)              1.964           (1.016)        (0.883)             (0.035)
                                            -------------     ---------------     ------------    -----------      --------------

Total from investment operations                   (1.990)              1.994           (0.935)        (0.879)              0.020
                                            -------------     ---------------     ------------    -----------      --------------
Less distributions:

     Net investment income                          0.000               0.000           (0.012)        (0.086)              0.000

     In excess of net investment income             0.000               0.000           (0.033)        (0.053)              0.000

     Net realized gains                             0.000              (0.124)           0.000         (0.058)              0.000
                                            -------------     ---------------     ------------    -----------      --------------
Total distributions                                 0.000              (0.124)          (0.045)        (0.197)              0.000
                                            -------------     ---------------     ------------    -----------      --------------
Paid-in-capital from subscription and
     redemption fees                                0.000               0.000            0.000          0.046               0.000
                                            -------------     ---------------     ------------    -----------      --------------
Net asset value, end of period              $       7.890     $         9.880     $      8.010    $     8.990      $       10.020
                                            -------------     ---------------     ------------    -----------      --------------
                                            -------------     ---------------     ------------    -----------      --------------
TOTAL INVESTMENT RETURN (1) (2)                    (20.14)%             25.00%          (10.26)%        (8.21)%              0.20%
                                            -------------     ---------------     ------------    -----------      --------------
                                            -------------     ---------------     ------------    -----------      --------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                   $ 132,905,296     $   166,388,245     $131,628,560    $99,831,879      $   50,095,856

Operating expenses, net, to average
     net assets (Note C)                         1.01%(3)               1.07%            1.12%        1.14%              1.33%(3)

Operating expenses, gross, to average
     net assets (Note C)                         1.01%(3)               1.07%            1.12%        1.14%              1.33%(3)

Net investment income to average net assets         0.26%               0.32%            1.16%        0.98%              2.83%(3)

Portfolio turnover rate (2)                           93%                146%             140%          89%                   0%

--------------------------------------------------------------------------------
*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.
(4) The per share amounts were computed using an average number of shares outstanding during the year.


See notes to financial statements.
                                       12

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Global Emerging Markets Fund (the "Fund") commenced investment operations on February 14, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continuted)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 2000.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund were deferred and are being amortized on a straight line basis over a five year period starting on the Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30 1998, there was a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and are recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.80% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).


NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 2000 were $131,800,446 and $143,944,366, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 2000 were as follows:

         Identified                Gross Unrealized              Net Unrealized
            Cost             Appreciation    (Depreciation)      (Depreciation)
       ---------------       ------------    --------------      ---------------
       $ 126,467,756        $ 9,275,404      ($12,524,139)       $ (3,248,735)


NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 2000 there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 100% of the Fund.


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                               MCBT GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
                            NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)


CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                           MARTIN CURRIE BUSINESS TRUST


                              --------------------



                              TRUSTEES AND OFFICERS

                   Timothy J.D. Hall, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE
                              --------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                              --------------------



--------------------------------------------------------------------------------
   The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
--------------------------------------------------------------------------------